Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Company”)

200 West Street

New York, NY 10282

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Goldman Sachs Mortgage Company and Goldman Sachs & Co. LLC, who are referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to Commercial Mortgage Pass-Through Certificates, Series 2018-HULA (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by a single property, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and

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therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to August 9, 2018.
•	The following excel file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date, shall be herein referred to as the “Final Data File”:
o	2018-HULA Draft Comfort Tape 7.18.18 v1.xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us, in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents, for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the LIBOR cap counterparty rating.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to the signed property condition assessment document.
•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental documents.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

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•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.
•	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Property Management Agreement” refers to the signed management agreement, assignment of management agreement, and/or any riders thereof.
•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Trepp” refers to the website www.trepp.com, which was referenced for information relating to prior securitizations.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.
•	The phrase “CapEx Schedule” refers to a schedule provided by the Company.

From May 30, 2018 through July 19, 2018, the Company provided us with the Source Documents related to the Underlying Collateral for which we compared the Specified Attributes set forth in the Final Data File to the corresponding Source Documents, and found them to be in agreement. For the purpose of our procedures any differences within the defined tolerance level (if any) listed in Exhibit A are considered to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

July 19, 2018

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA

Exhibits

A)	Loan File Review Procedures
B)	Specified Attributes Provided by the Company (not subject to procedures)

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Number of Properties	Appraisal Report	The number of properties, as stated in the Appraisal Report.	None
2	Originator	Loan Agreement	The originator, as stated in the Loan Agreement.	None
3	Originator Entity Type	Loan Agreement	The originator entity type, as stated in the Loan Agreement.	None
4	Mortgage Loan Seller	Loan Agreement	The mortgage loan seller, as stated in the Loan Agreement.	None
5	Address	Appraisal Report	The address, as stated in the Appraisal Report.	None
6	City	Appraisal Report	The city, as stated in the Appraisal Report.	None
7	State	Appraisal Report	The state, as stated in the Appraisal Report.	None
8	County	Appraisal Report	The county, as stated in the Appraisal Report.	None
9	Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
10	General Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.	None
11	Detailed Property Type	Appraisal Report	The property sub-type, as stated in the Appraisal Report.	None
12	Year Built	Appraisal Report	The year built, as stated in the Appraisal Report.	None
13	Year Renovated	Appraisal Report CapEx Schedule	The year renovated, as stated in the Appraisal Report and CapEx Schedule	None
14	Keys	Appraisal	Number of keys, as stated in the Appraisal Report.	None
15	Loan Per Unit ($)	Calculation	Computation in which the respective loan's Original Balance ($) was divided by the Square Feet.	None
16	Original Balance ($)	Loan Agreement	The original loan amount, as defined in the Loan Agreement.	None
17	Cut-off Date Balance ($)	Calculation	The loan is interest only, the value has been set equal to Original Balance ($).	None
18	Allocated Loan Amount ($)	Loan Agreement	The original loan amount, as defined in the Loan Agreement.	None
19	% of Initial Pool Balance	Calculation	Computation in which the respective loan’s Mortgage Loan Cut-off Balance ($) was divided by the aggregate Mortgage Loan Cut-off Balance.	None
20	Pari Passu Split (Y/N)	Loan Agreement	“Yes”, if the loan is pari-passu. Otherwise, “No”.	None
21	Mortgage Loan Rate (%)	Calculation	Computation in which the Assumed LIBOR and the Margin were summed.	None
22	Trust Interest Rate (At LIBOR Cap)	Calculation	Computation in which the LIBOR Strike Cap and the Margin were summed.	None
23	Administrative Fee Rate (%)	Fee Schedule	The administrative fee rate, as stated in the Fee Schedule.	None
24	Margin	Loan Agreement	The margin, as stated in the Loan Agreement.	None
25	Mortgage Loan Index	Loan Agreement	The loan index, as stated in the Loan Agreement.	None
26	Float Rate Change Frequency (Mos)	Loan Agreement	The float rate change frequency, as stated in the Loan Agreement.	None
27	LIBOR Floor	Loan Agreement	Rate floor, as presented in the Loan Agreement; or “NAP” if not presented in the Loan Agreement.	None
28	LIBOR Strike Cap	Interest Rate Cap Agreement	The LIBOR strike rate, as stated in the Interest Rate Cap Agreement.	None
29	LIBOR Cap After Extension	Loan Agreement	The LIBOR cap after extension, as stated in the Loan Agreement.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
30	LIBOR Cap Expiration	Interest Rate Cap Agreement	The LIBOR cap expiration date, as stated in the Interest Rate Cap Agreement.	None
31	LIBOR Cap Counterparty	Interest Rate Cap Agreement	The LIBOR cap counterparty, as stated in the Interest Rate Cap Agreement.	None
32	LIBOR cap Counterparty rating (S&P / MIS / FITCH)	Bloomberg	The LIBOR cap counterparty rating, as stated on Bloomberg.	None
33	Trust Annual Debt Service at LIBOR Cap ($)	Calculation	Computation in which the Original Balance ($) was multiplied by the Trust Interest Rate (At LIBOR Cap) and then multiplied by the Interest Accrual Method.	None
34	Trust NCF DSCR at LIBOR cap	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the corresponding Trust Annual Debt Service at LIBOR Cap.	None
35	LIBOR Rounding Methodology	Loan Agreement	The LIBOR rounding methodology, as stated in the Loan Agreement.	None
36	LIBOR Lookback Days	Loan Agreement	The LIBOR lookback days, as stated in the Loan Agreement.	None
37	Extension Options (Y/N)	Loan Agreement	“Yes”, if there are extension options, as stated in the Loan Agreement. “No”, if there are no extension options.	None
38	Extension Options (#/Mos)	Loan Agreement	The number of extension options and the corresponding number of months, as stated in the Loan Agreement.	None
39	Extension Spread Increase Description	Loan Agreement	The extension spread increase, as stated in the Loan Agreement.	None
40	First Extension Fee	Loan Agreement	The fee associated with the first extension option. “0%”, if no fee is required, as stated in the Loan Agreement.	None
41	Second Extension Fee	Loan Agreement	The fee associated with the second extension option. “0%”, if no fee is required, as stated in the Loan Agreement.	None
42	Third Extension Fee	Loan Agreement	The fee associated with the third extension option. “0%”, if no fee is required, as stated in the Loan Agreement.	None
43	Fourth Extension Fee	Loan Agreement	The fee associated with the fourth extension option. "0%", if no fee is required, as stated in the Loan Agreement.	None
44	Fifth Extension Fee	Loan Agreement	The fee associated with the fifth extension option. "0%", if no fee is required, as stated in the Loan Agreement.	None
45	Fully Extended Original Term	Calculation	Computation in which the number of monthly payments occurring between, and including, the respective loan's First Due Date and the corresponding Fully Extended Maturity Date were counted.	None
46	Fully Extended Remaining Term	Calculation	Computation in which the Seasoning was subtracted from the Fully Extended Original Term.	None
47	Fully Extended Maturity Date	Loan Agreement	The extended maturity date, assuming all Extension Options (num/mos) are exercised, as stated in the Loan Agreement.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
48	Fully Extended Amortization Term	Loan Agreement	The extended amortization term, assuming all Extension Options (num/mos) are exercised, as stated in the Loan Agreement.	None
49	Trust Monthly Payment ($)	Calculation	Computation in which the Original Balance ($) was multiplied by the Mortgage Loan Rate (%), and then multiplied by the Interest Accrual Method and divided by 12.	None
50	Trust Annual Debt Service ($)	Calculation	Computation in which the Trust Monthly Payment was multiplied by 12.	None
51	Interest Accrual Method	Loan Agreement	The interest calculation method, as stated in the Loan Agreement.	None
52	Interest Accrual Period	Loan Agreement	The accrual start date and end date, as stated in the Loan Agreement.	None
53	Origination Date	Loan Agreement	The date as stated on the front page of the Loan Agreement.	None
54	First Due Date	Loan Agreement	The first installment due date, as stated in the Loan Agreement.	None
55	Last IO Due Date	Loan Agreement	The last interest-only due date, as stated in the Loan Agreement.	None
56	First P&I Due Date	Loan Agreement	First principal and interest payment date, as stated in the Loan Agreement.	None
57	Due Date	Loan Agreement	The payment date, as stated in the Loan Agreement.	None
58	Grace Period- Late Fee	Loan Agreement	The number of grace period days prior to a late fee, as stated in the Loan Agreement. “0”, if there is no grace period.	None
59	Grace Period- Default	Loan Agreement	The number of grace period days prior to a default, as stated in the Loan Agreement. “0”, if there is no grace period.	None
60	Amortization Type	Loan Agreement	“Amortizing”, when the Original Interest-Only Period (Mos.) is equal to zero; or “Interest Only”, when the Original Interest-Only Period (Mos.) is equal to the Original Term To Maturity (Mos.); or “Interest Only, Then Amortizing”, when the Original Interest-Only Period (Mos.) is greater than zero and less than Original Term To Maturity (Mos.).	None
61	Original Interest-Only Period (Mos.)	Calculation	Computation in which the number of payments between, and including, the First Due Date and the Last IO Due Date were counted.	None
62	Remaining Interest-Only Period (Mos.)	Calculation	Computation in which the Seasoning was subtracted from Original Interest-Only Period (Mos.).	None
63	Original Term To Maturity (Mos.)	Calculation	Computation in which the number of payments between, and including, the First Due Date and Maturity Date were counted.	None
64	Remaining Term To Maturity (Mos.)	Calculation	Computation in which the Seasoning was subtracted from the Original Term to Maturity (Mos.).	None
65	Original Amortization Term (Mos.)	Calculation	As the Loan is interest only, the value has been set to “0”.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
66	Remaining Amortization Term (Mos.)	Calculation	As the Loan is interest only, the value has been set to “0”.	None
67	Seasoning	Calculation	Computation in which the number of monthly payments occurring between, and including, the First Due Date and the Cut-off Date were counted.	None
68	Maturity Date	Loan Agreement	The maturity date, as stated in the Loan Agreement.	None
69	Balloon Balance ($)	Calculation	As the loan is interest only, the value has been set equal to the Original Balance ($).	None
70	Lockbox	Loan Agreement	The type of lockbox, as stated in the Loan Agreement.	None
71	Cash Management	Loan Agreement	The type of cash management, as stated in the Loan Agreement.	None
72	Cash Management Triggers	Loan Agreement	The cash management triggers, as stated in the Loan Agreement.	None
73	DSCR at Trigger Level	Loan Agreement	The DSCR at trigger level, as stated in the Loan Agreement.	None
74	Cross-Collateralized (Y/N)	Loan Agreement	“Yes”, if the loan is cross-collateralized. Otherwise “No”.	None
75	Crossed Group	Loan Agreement	“NAP”, if the loan is not cross-collateralized.	None
76	Lockout Period	Loan Agreement	The lockout period, as stated in the Loan Agreement. If there is no lockout period, then “0”.	None
77	Lockout Expiration Date	Calculation	The lockout period expiration date, as stated in the Loan Agreement. If there is no Lockout Period, then leave blank.	None
78	Prepayment Begin Date	Calculation	The prepayment begin date, as stated in the Loan Agreement.	None
79	Prepayment End Date	Calculation	Computation in which one day is subtracted from the Open Period Begin Date.	None
80	Open Period Begin Date	Calculation	The open period begin date, as stated in the Loan Agreement.	None
81	Open Period (Payments)	Calculation	Computation in which the payment between, and including, the Open Period Begin Date and the Maturity Date were counted.	None
82	Prepayment Type	Loan Agreement	Prepayment type, as stated in the Loan Agreement.	None
83	Prepayment Provision	Calculation	Computation in which the number of monthly payments during the spread maintenance period, as stated in the Loan Agreement, and the Open Period (Payments) were counted.	None
84	Partially Prepayable without Penalty	Loan Agreement	“Yes”, if partially prepayable without penalty, as stated in the Loan Agreement. “No”, if the Loan is not partially prepayable without penalty.	None
85	Partially Prepayable without Penalty Description	Loan Agreement	Partially prepayable without penalty description, as stated in the Loan Agreement. “NAP”, if Partially Prepayable without Penalty is “No”.	None
86	Partial Collateral Release Description	Loan Agreement	Description of the release of provisions, as stated in the Loan Agreement.	None
87	Yield Maintenance Index	Loan Agreement	The yield maintenance index, as stated in the Loan Agreement. “NAP”, if the loan is spread maintenance.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
88	Yield Maintenance Discount	Loan Agreement	The yield maintenance discount, as stated in the Loan Agreement. “NAP”, if the loan is spread maintenance.	None
89	Yield Maintenance Margin	Loan Agreement	The yield maintenance margin, as stated in the Loan Agreement. “NAP”, if the loan is spread maintenance.	None
90	Yield Maintenance Calculation Method	Loan Agreement	The yield maintenance calculation method, as stated in the Loan Agreement. “NAP” if the loan is spread maintenance.	None
91	Day of Month Prepayment Permitted	Loan Agreement	The day of month prepayment permitted, as stated in the Loan Agreement.	None
92	Due on Sale	Loan Agreement	“Yes”, if the loan is due on sale, as stated in the Loan Agreement. Otherwise, “No”.	None
93	Due on Encumbrance	Loan Agreement	“Yes”, if the loan is due on encumbrance, as stated in the Loan Agreement. Otherwise, “No”.	None
94	B Note Original Amount	Loan Agreement	The "Note B" original principal amount, as per the Loan Agreement.	None
95	B Note Cut-Off Date Balance	Loan Agreement	The "Note B" original principal amount, as per the Loan Agreement.	None
96	B Note Balloon Balance	Loan Agreement	As the B Note is non-amortizing, the "Note B" original principal amount, as per the Loan Agreement.	None
97	B Note Margin	Loan Agreement	The "Note B Spread", as per the Loan Agreement.	None
98	B Note Interest Rate	Calculation	The sum of the LIBOR Rate plus the Note B Spread, as per the Loan Agreement.	None
99	B Note Annual Payment	Calculation	Computation where the Note B Original Amount is multiplied by the Note B Interest Rate, multiplied by 365/360.	None
100	Whole Loan Original Balance	Calculation	Computation where the A Note Original Amount is added to the B Note Original Amount.	None
101	Whole Loan Cut-Off Date Balance	Calculation	Computation where the A Note Original Amount is added to the B Note Original Amount.	None
102	Whole Loan Balloon Balance	Calculation	Computation where the A Note Original Amount is added to the B Note Original Amount.	None
103	Whole Loan Interest Rate	Calculation	Computation where the sum of the A Note Interest Rate is multiplied by the A Note Original Amount, plus the B Note Interest Rate multiplied by the B Note Original Amount is divided by the Whole Loan Original Balance.	None
104	Whole Loan Margin	Calculation	Computation where the sum of the A Note Interest Rate Spread is multiplied by the A Note Original Amount, plus the B Note Interest Rate Spread multiplied by the B Note Original Amount is divided by the Whole Loan Original Balance.	None
105	Whole Loan Annual Payment	Calculation	Computation where the A Note Annual Payment is added to the B Note Annual Payment.	None
106	Whole Loan LTV	Calculation	Computation where the Whole Loan Cut-off Date Balance is divided by the Appraised Value.	None
107	Maturity Whole Loan LTV	Calculation	Computation where the Whole Loan Balloon Balance is divided by the Appraised Value.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
108	Whole Loan NOI DSCR	Calculation	Computation where Underwritten Net Operating Income is divided by the Whole Loan Annual Payment.	None
109	Whole Loan NCF DSCR	Calculation	Computation where Underwritten Net Cash Flow is divided by the Whole Loan Annual Payment.	None
110	Whole Loan NOI Debt Yield	Calculation	Computation where Underwritten Net Operating Income is divided by the Whole Loan Cut-off Date Balance.	None
111	Whole Loan NCF Debt Yield	Calculation	Computation where Underwritten Net Cash Flow is divided by the Whole Loan Cut-off Date Balance.	None
112	Whole Loan NOI DSCR at LIBOR Cap	Calculation	Computation where Underwritten Net Operating Income is divided by the Whole Loan Annual Payment at LIBOR Cap multiplied by 365/360.	None
113	Whole Loan NCF DSCR at LIBOR Cap	Calculation	Computation where Underwritten Net Cash Flow is divided by the Whole Loan Annual Payment at LIBOR Cap multiplied by 365/360.	None
114	Name of Mezzanine Lender A	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
115	Mezzanine Debt Original Amount A ($)	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
116	Mezzanine Debt Cut-Off Date Balance A ($)	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
117	Mezzanine Debt Interest Rate A	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
118	Mezzanine Debt Maturity Balance A ($)	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
119	Mezzanine Gross Margin A	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
120	Mezzanine Debt Maturity Date A	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
121	Mezzanine Debt Annual Payment A ($)	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
122	Name of Mezzanine Lender B	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
123	Mezzanine Debt Original Amount B ($)	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
124	Mezzanine Debt Cut-Off Date Balance B ($)	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
125	Mezzanine Debt Maturity Balance B ($)	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
126	Mezzanine Debt Interest Rate B	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
127	Mezzanine Gross Margin B	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
128	Mezzanine Debt Maturity Date B	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
129	Mezzanine Debt Annual Payment B ($)	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
130	Total Mezzanine Debt Original Balance ($)	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
131	Total Mezzanine Debt Cut-Off Date Balance ($)	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
132	Total Mezzanine Debt Maturity Balance ($)	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
133	Total Mezzanine Margin	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
134	Total Mezzanine Annual Payment ($)	Not Applicable	This field is not applicable, therefore we were instructed by the Company to include as blank within the tape.	None
135	Total Loan Original Balance ($)	Calculation	Computation in which the Mezzanine Debt Original Amount ($) and the Original Balance ($) were summed.	None
136	Total Loan Cut-Off Date Balance ($)	Calculation	Computation in which the Mezzanine Debt Cut-Off Date Balance ($) and the Cut-off Date Balance ($) were summed.	None
137	Total Loan Maturity Balance ($)	Calculation	Computation in which the Mezzanine Debt Maturity Balance ($) and Balloon Balance ($) were summed.	None
138	Total Debt Margin	Calculation	Computation in which the Margin and Mezzanine Gross Margin and the corresponding Original Balance ($) and Mezzanine Debt Original Amount ($) were multiplied and divided by Total Loan Original Balance ($).	None
139	Total Loan Interest Rate	Calculation	Computation in which the Assumed LIBOR and Total Debt Margin were summed.	None
140	Total Loan Annual Payment ($)	Calculation	Computation in which the Trust Annual Debt Service and Mezzanine Debt Annual Payment ($) were summed.	None
141	Total Loan LTV	Calculation	Computation in which the Total Loan Cut-Off Date Balance ($) was divided by the Appraised Value ($).	None
142	Total Loan Maturity Date LTV	Calculation	Computation in which the Total Loan Maturity Balance ($) was divided by the Appraised Value ($).	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
143	Total Loan NOI DSCR	Calculation	Computation in which the Underwritten Net Operating Income ($) was divided by the Total Loan Annual Payment ($).	None
144	Total Loan NCF DSCR	Calculation	Computation in which the Underwritten Net Cash Flow ($) was divided by the Total Loan Annual Payment ($).	None
145	Total Debt Loan NOI Debt Yield	Calculation	Computation in which the Underwritten Net Operating Income ($) was divided by the Total Loan Cut-Off Date Balance ($).	None
146	Total Debt Loan NCF Debt Yield	Calculation	Computation in which the Underwritten Net Cash Flow ($) was divided by the Total Loan Cut-Off Date Balance ($).	None
147	Other Subordinate Debt Balance ($)	Not Applicable	This field is not applicable, therefor we were instructed to include as blank within the tape.	None
148	Other Subordinate Debt Type	Not Applicable	This field is not applicable, therefor we were instructed to include as blank within the tape.	None
149	Future Debt Allowed?	Loan Agreement	“Yes”, if future debt is allowed, as stated in the Loan Agreement. Otherwise, “No”.	None
150	Mortgage Assumable?	Loan Agreement	“Yes”, if the mortgage is assumable, as stated in the Loan Agreement. Otherwise, “No”.	None
151	Assumption Fee	Loan Agreement	The transfer fee, as stated in the Loan Agreement.	None
152	Appraiser Designation	Appraisal Report	The appraiser designation, as stated in the Appraisal Report.	None
153	Appraisal FIRREA (Y/N)	Appraisal Report	“Yes”, when the Appraisal Report included FIRREA compliance; or “No”, when the Appraisal Report did not include FIRREA compliance.	None
154	Appraisal Date	Appraisal Report	The date stated in the Appraisal Report referring to the Appraised Value ($).	None
155	Appraised Value ($)	Appraisal Report	The property value stated in the Appraisal Report defined as the Hypothetical Market Value As-Is.	None
156	As-Stabilized Appraisal Date	Appraisal Report	The date stated in the Appraisal Report referring to the Prospective Market Value Upon Stabilization.	None
157	As-Stabilized Appraised Value ($)	Appraisal Report	The property value stated in the Appraisal Report defined as the Prospective Market Value Upon Stabilization.	None
158	Trust Loan Cut-off Date LTV Ratio (%)	Calculation	Computation in which the Cut-off Date Balance is divided by the Appraised Value.	None
159	Mortgage Loan LTV Ratio at Maturity (%)	Calculation	Computation in which the Balloon Balance is divided by the Appraised Value.	None
160	Single Tenant (Y/N)	Underwriting File	“Yes”, if only one tenant occupies the property. “No”, if there is more than one tenant in occupancy.	None
161	Engineering Report Date	Engineering Report	The date of the report, as stated in the Engineering Report.	None
162	Environmental Phase I Report Date	Environmental Report	The date of the phase I report, as stated in the Environmental Report.	None
163	Environmental Phase II	Environmental Report	“No”, if no phase II report was recommended.	None
164	Environmental Phase II Report Date	Environmental Report	“NAP”, if no phase II report was recommended.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
165	PML or SEL (%)	Seismic Report	If per Engineering Report, a property is in a zone of 3 or greater, then the PML as defined in the Seismic Report.	None
166	Seismic Report Date	Seismic Report	If per Engineering Report, a property is in a seismic zone of 3 or greater, then the date on the Seismic Report.	None
167	Earthquake Insurance Required (Y/N)	Loan Agreement	“Yes” or “No”, as stated in the Loan Agreement.	None
168	Terrorism Insurance Required (Y/N)	Loan Agreement	“Yes” or “No”, as stated in the Loan Agreement.	None
169	Environmental Insurance Required (Y/N)	Loan Agreement	“Yes” or “No”, as stated in the Loan Agreement.	None
170	Blanket Insurance Policy (Y/N)	Insurance Summary	“Yes” or “No”, as stated on the Insurance Summary.	None
171	Lien Position	Title Policy	The lien position, as stated in the Title Policy.	None
172	Ownership Interest	Title Policy	The ownership interest, as stated in Schedule A of the Title Policy.	None
173	Condominium Present?	Loan Agreement	“Yes”, if there are borrower owned condos, as stated in the Loan Agreement. “No”, if no borrower owned condos exist, as stated in the Loan Agreement.	None
174	Ground Lease (Y/N)	Ground Lease	“Yes”, if Ownership Interest is leasehold. “No”, if Ownership Interest is fee simple.	None
175	Annual Ground Lease Payment ($)	Ground Lease	The ground lease annual rent, as stated in the Ground Lease.	None
176	Ground Lease Expiration Date	Ground Lease	The ground lease expiration date, as stated in the Ground Lease.	None
177	Ground Lease Extension (Y/N)	Ground Lease	“Yes”, if ground lease extensions exist. No”, if there are no ground lease extensions that exist.”	None
178	# of Ground Lease Extension Options	Ground Lease	The number of ground lease extension options, as stated in the Ground Lease.	None
179	Ground Lease Expiration Date after all Extensions	Ground Lease	The ground lease final expiration date assuming all extension options were exercised, as stated in the Ground Lease.	None
180	2015 EGI Date	Underwriting File	The date of the period ended 2015 cash flows, as stated in the Underwriting File.	None
181	2015 EGI ($)	Underwriting File	The effective gross income for 2015, as stated in the Underwriting File.	$1.00
182	2015 Expenses ($)	Underwriting File	The total expenses for 2015, as stated in the Underwriting File.	$1.00
183	2015 NOI ($)	Underwriting File	The net operating income for 2015, as stated in the Underwriting File.	$1.00
184	2015 FF&E Reserve $	Underwriting File	The total furniture, fixture and equipment reserve for 2015, as stated in the Underwriting File.	$1.00
185	2015 Other Resort Net Revenue $	Underwriting File	The total other resort net revenue for 2015, as stated in the Underwriting File.	$1.00
186	2015 NCF ($)	Underwriting File	The net cash flow for 2015, as stated in the Underwriting File.	$1.00
187	2016 EGI Date	Underwriting File	The date of the period ended 2016 cash flows, as stated in the Underwriting File.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
188	2016 EGI ($)	Underwriting File	The effective gross income for 2016, as stated in the Underwriting File.	$1.00
189	2016 Expenses ($)	Underwriting File	The total expenses for 2016, as stated in the Underwriting File.	$1.00
190	2016 NOI ($)	Underwriting File	The net operating income for 2016, as stated in the Underwriting File.	$1.00
191	2016 FF&E Reserve $	Underwriting File	The total furniture, fixture and equipment reserve for 2016, as stated in the Underwriting File.	$1.00
192	2016 Other Resort Net Revenue $	Underwriting File	The total other resort net revenue for 2016, as stated in the Underwriting File.	$1.00
193	2016 NCF ($)	Underwriting File	The net cash flow for 2016, as stated in the Underwriting File.	$1.00
194	2017 EGI Date	Underwriting File	The date of the period ended 2017 cash flows, as stated in the Underwriting File.	None
195	2017 EGI ($)	Underwriting File	The effective gross income for 2017, as stated in the Underwriting File.	$1.00
196	2017 Expenses ($)	Underwriting File	The total expenses for 2017, as stated in the Underwriting File.	$1.00
197	2017 NOI ($)	Underwriting File	The net operating income for 2017, as stated in the Underwriting File.	$1.00
198	2017 FF&E Reserve $	Underwriting File	The total furniture, fixture and equipment reserve for 2017, as stated in the Underwriting File.	$1.00
199	2017 Other Resort Net Revenue $	Underwriting File	The total other resort net revenue for 2017, as stated in the Underwriting File.	$1.00
200	2017 NCF ($)	Underwriting File	The net cash flow for 2017, as stated in the Underwriting File.	$1.00
201	Most Recent Date (if past 2017)	Underwriting File	The date of the most recent cash flow, as stated in most recent period column of the Underwriting File.	None
202	Most Recent # of months	Underwriting File	The number of months correlated with the Most Recent Date (if past 2017), as stated in the most recent period column of the Underwriting File.	None
203	Most Recent Description	Underwriting File	The description of the Most Recent # of months, as stated in the most recent period column of the Underwriting File.	None
204	Most Recent EGI (if past 2017) ($)	Underwriting File	The effective gross income, as stated in the most recent period column of the Underwriting File.	$1.00
205	Most Recent Expenses (if past 2017) ($)	Underwriting File	The total expenses, as stated in the most recent period column of the Underwriting File.	$1.00
206	Most Recent NOI (if past 2017) ($)	Underwriting File	The net operating income, as stated in the most recent period column of the Underwriting File.	$1.00
207	Most Recent FF&E Reserve (if past 2017) $	Underwriting File	The total furniture, fixture and equipment reserve for the most recent period, as stated in the Underwriting File.	$1.00
208	Most Recent Other Resort Net Revenue (if past 2017) $	Underwriting File	The total other resort net revenue for the most recent period, as stated in the Underwriting File.	$1.00
209	Most Recent NCF (if past 2017) ($)	Underwriting File	The net cash flow, as stated in the most recent period column of the Underwriting File.	$1.00
210	Underwritten EGI ($)	Underwriting File	The effective gross income, as stated in the underwritten column of the Underwriting File.	$1.00
211	Underwritten Expenses ($)	Underwriting File	The total expenses, as stated in the underwritten column of the Underwriting File.	$1.00

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
212	Underwritten Net Operating Income ($)	Underwriting File	The net operating income, as stated in the underwritten column of the Underwriting File.	$1.00
213	Underwritten NOI DSCR (x)	Calculation	Computation in which the respective loan's Underwritten Net Operating Income ($) was divided by the corresponding Trust Annual Debt Service.	None
214	Underwritten NOI Debt Yield	Calculation	Computation in which the respective loan's Underwritten Net Operating Income ($) was divided by the corresponding Cut-off Date Balance ($).	None
215	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	The underwritten FF&E reserves, as stated in the Underwriting File. “$0”, if none listed.	$1.00
216	Underwritten TI / LC ($)	Underwriting File	The underwritten TI/LC reserves, as stated in the Underwriting File. “$0”, if none listed.	$1.00
217	Underwritten Other Reserve ($)	Underwriting File	The underwritten other reserves, as stated in the Underwriting File. “$0”, if none listed.	$1.00
218	Underwritten Other Resort Net Revenue	Underwriting File	The underwritten other resort net revenue, as stated in the Underwriting File. "$0", if none listed.	$1.00
219	Underwritten Net Cash Flow ($)	Underwriting File	The net operating income, as stated in the underwritten column of the Underwriting File.	$1.00
220	Underwritten NCF DSCR (x)	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the corresponding Trust Annual Debt Service.	None
221	Underwritten NCF Debt Yield	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the corresponding Cut-off Date Balance ($).	None
222	2015 Occupancy	Underwriting File	The annualized occupancy for 2015, as stated in the Underwriting File.	None
223	2016 Occupancy	Underwriting File	The annualized occupancy for 2016, as stated in the Underwriting File.	None
224	2017 Occupancy	Underwriting File	The annualized occupancy for 2017, as stated in the Underwriting File.	None
225	TTM April 2018 Occupancy	Underwriting File	The annualized occupancy for the trailing twelve month period ending April 2018, as stated in the Underwriting File.	None
226	UW Occupancy	Underwriting File	The underwritten annualized occupancy, as stated in the Underwriting File.	None
227	2015 Average Daily Key Rate ($)	Underwriting File	The average daily rate for 2015, as stated in the Underwriting File.	None
228	2016 Average Daily Key Rate ($)	Underwriting File	The average daily rate for 2016, as stated in the Underwriting File.	None
229	2017 Average Daily Key Rate ($)	Underwriting File	The average daily rate for 2017, as stated in the Underwriting File	None
230	TTM April 2018 Average Daily Key Rate ($)	Underwriting File	The average daily rate for the trailing twelve month period ending April 2018, as stated in the Underwriting File.	None
231	UW Average Daily Key Rate ($)	Underwriting File	The underwritten average daily rate, as stated in the Underwriting File.	None
232	2015 Daily RevPAR ($)	Underwriting File	The average daily revenue per available room for 2015, as stated in the Underwriting File.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
233	2016 Daily RevPAR ($)	Underwriting File	The average daily revenue per available room for 2016, as stated in the Underwriting File.	None
234	2017 Daily RevPAR ($)	Underwriting File	The average daily revenue per available room for 2017, as stated in the Underwriting File.	None
235	TTM April 2018 Daily RevPAR ($)	Underwriting File	The average daily revenue per available room for the trailing twelve month period ending April 2018, as stated in the Underwriting File.	None
236	UW Daily RevPAR ($)	Underwriting File	The underwritten average daily revenue per available room, as stated in the Underwriting File.	None
237	Hotel Franchise Flag	Hotel Management Agreement	Hotel chain affiliation, as stated in the Hotel Management Agreement.	None
238	Franchise Agreement Expiration	Not Applicable	Not applicable, however we were instructed to note as such.	None
239	Hotel Management Agreement Expiration	Franchise Agreement	The hotel management agreement expiration date, as stated in the Hotel Management Agreement.	None
240	Upfront RE Tax Reserve ($)	Loan Agreement	Upfront real estate tax reserves, as stated in the Loan Agreement. “$0”, if none listed.	None
241	Ongoing RE Tax Reserve ($)	Loan Agreement	Monthly required real estate tax reserves, as stated in the Loan Agreement. “$0”, if none listed.	None
242	Upfront Insurance Reserve ($)	Loan Agreement	Upfront insurance reserves, as stated in the Loan Agreement. “$0”, if none listed.	None
243	Ongoing Insurance Reserve ($)	Loan Agreement	Monthly required insurance reserves, as stated in the Loan Agreement. “$0” if none listed.	None
244	Upfront Replacement Reserve ($)	Loan Agreement	Upfront replacement reserves, as stated in the Loan Agreement. “$0” if none listed.	None
245	Ongoing Replacement Reserve ($)	Loan Agreement	Monthly required replacement reserves, as stated in the Loan Agreement. “$0” if none listed.	None
246	Replacement Reserve Caps ($)	Loan Agreement	The replacement reserve cap, as stated in the Loan Agreement. “$0” if none listed.	None
247	Upfront TI/LC Reserve ($)	Loan Agreement	Upfront TI/LC reserves, as stated in the Loan Agreement. “$0” if none listed.	None
248	Ongoing TI/LC Reserve ($)	Loan Agreement	Monthly required TI/LC reserves, as stated in the Loan Agreement. “$0” if none listed.	None
249	TI/LC Caps ($)	Loan Agreement	The TI/LC cap, as stated in the Loan Agreement. “$0”, if none listed.	None
250	Upfront Debt Service Reserve ($)	Loan Agreement	Upfront debt service reserves, as stated in the Loan Agreement. “$0”, if none listed.	None
251	Ongoing Debt Service Reserve ($)	Loan Agreement	Monthly required debt service reserves, as stated in the Loan Agreement. “$0”, if none listed.	None
252	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	Upfront repair reserves, as stated in the Loan Agreement. “$0”, if none listed.	None
253	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	Monthly required deferred maintenance reserves, as stated in the Loan Agreement. “$0”, if none listed.	None
254	Upfront Environmental Reserve ($)	Loan Agreement	Upfront environmental reserves, as stated in the Loan Agreement. “$0”, if none listed.	None
255	Ongoing Environmental Reserve ($)	Loan Agreement	Monthly required environmental reserves, as stated in the Loan Agreement. “$0”, if none listed.	None
256	Upfront Other Reserve ($)	Loan Agreement	Upfront other reserves, as stated in the Loan Agreement. “$0”, if none listed.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
257	Ongoing Other Reserve ($)	Loan Agreement	Monthly required other reserves, as stated in the Loan Agreement. “$0”, if none listed.	None
258	Other Reserve Description	Loan Agreement	Description of Upfront Other Reserve ($), as stated in the Loan Agreement. “NAP”, if none listed.	None
259	Letter of Credit?	Loan Agreement	“Yes”, if letter of credit exists. “No”, if no letter of credit is stated in the Loan Agreement.	None
260	Letter of Credit Balance ($)	Loan Agreement	Letter of credit dollar amount stated in the Loan Agreement. “$0”, if no letter of credit is stated in the Loan Agreement.	None
261	Letter of Credit Description	Loan Agreement	Letter of credit description, as stated in the Loan Agreement. “NAP”, if no letter of credit is stated in the Loan Agreement.	None
262	Release Provisions (Y/N)	Loan Agreement	“Yes”, if a partial release is permitted, and “No”, if a partial release is not permitted, as stated in the Loan Agreement.	None
263	Loan Purpose	Closing Statement	The loan purpose, as shown in the Settlement Statement.	None
264	Borrower Name	Loan Agreement	The borrower name, as stated in the Loan Agreement.	None
265	Tenant In Common (Y/N)	Loan Agreement	“Yes”, when there is a tenancy in common stated in the Loan Agreement. “No”, when there is no tenancy in common stated in the Loan Agreement.	None
266	Sponsor	Loan Agreement	The sponsor name, as defined in the Loan Agreement.	None
267	Carve-out Guarantor	Guaranty Agreement	The guarantor name, as defined in the Guaranty Agreement.	None
268	Recourse	Loan Agreement	“No”, if base recourse is stated as 0% in the Loan Agreement, otherwise “Yes”.	None
269	Related Group	Loan Agreement	“NAP”, if no related borrowers.	None
270	Single Purpose Borrower (Y/N)	Loan Agreement	“Yes”, if the borrower is a Single Purpose Entity, as stated in the Loan Agreement; otherwise, “No”.	None
271	Property Manager	Property Management Agreement	The management company, as stated in the Assignment of Management Agreement.	None
272	Prior Securitizations	Trepp	Prior securitizations of the loan, as stated on Trepp.	None
273	Exit Fee	Loan Agreement	The fee associated with exiting the respective loan. “None”, if no fee is required.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-HULA Specified Attributes Provided by the Company (not subject to procedures)	EXHIBIT B

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Control Number
2	Property Name
3	Assumed LIBOR

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